Basis of Presentation and Summary of Significant Accounting Policies - Schedule of basic and diluted net income per share of ordinary shares (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net income (loss), basic			$ (35,099,000)	$ (20,170,000)
Allocation of net income (loss), diluted			$ (35,099,000)	$ (20,170,000)
Denominator:
Basic weighted average ordinary shares outstanding			11,285,170	9,101,819
Diluted weighted average ordinary shares outstanding			11,285,170	9,101,819
Basic net income (loss) per ordinary share			$ (3.11)	$ (2.22)
Diluted net income (loss) per ordinary share			$ (3.11)	$ (2.22)
Class A [Member]
Denominator:
Basic weighted average ordinary shares outstanding	32,500,000	32,500,000
Diluted weighted average ordinary shares outstanding	32,500,000	32,500,000
Basic net income (loss) per ordinary share	$ 0	$ 0.12
Class A [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Numerator:
Allocation of net income (loss), basic			$ (173,252)	$ 6,201,121
Allocation of net income (loss), diluted			$ (173,252)	$ 6,186,773
Denominator:
Basic weighted average ordinary shares outstanding			32,500,000	28,136,986
Diluted weighted average ordinary shares outstanding			32,500,000	28,136,986
Basic net income (loss) per ordinary share			$ (0.01)	$ 0.22
Diluted net income (loss) per ordinary share			$ (0.01)	$ 0.22
Class B [Member]
Denominator:
Basic weighted average ordinary shares outstanding	8,125,000	8,125,000
Diluted weighted average ordinary shares outstanding	8,125,000	8,125,000
Basic net income (loss) per ordinary share	$ 0	$ 0.12
Diluted net income (loss) per ordinary share	$ 0	$ 0.12
Class B [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Numerator:
Allocation of net income (loss), basic			$ (43,313)	$ 1,772,180
Allocation of net income (loss), diluted			$ (43,313)	$ 1,786,528
Denominator:
Basic weighted average ordinary shares outstanding			8,125,000	8,041,096
Diluted weighted average ordinary shares outstanding			8,125,000	8,125,000
Basic net income (loss) per ordinary share			$ (0.01)	$ 0.22
Diluted net income (loss) per ordinary share			$ (0.01)	$ 0.22